Fixed assets - Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment
Balance as at beginning of period	$ 1,120,070
Balance as at end of period	1,315,485	$ 1,120,070
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	1,396,735	1,396,552
Acquisition and improvements	208,523	183
Transfer from Advances for vessels under construction - related party	48,469
Balance as at end of period	1,653,727	1,396,735
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(276,665)	(219,733)
Depreciation for the period	(61,577)	(56,932)
Balance as at end of period	(338,242)	(276,665)
Net book value
Property Plant And Equipment
Balance as at beginning of period	1,120,070	1,176,819
Acquisition and improvements	208,523	183
Transfer from Advances for vessels under construction - related party	48,469
Depreciation for the period	(61,577)	(56,932)
Balance as at end of period	$ 1,315,485	$ 1,120,070